COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

December 31, 2024 (unaudited)

	Maturity	Coupon	Principal	Value

Colorado Municipal Bonds 61.7%
Colorado 100.0%
Aberdeen MD #1 - Series A - 2035	12/1/2035	7.50%	$1,600,000	$1,600,000

Anthology West MD #5 - Series A - 2049	12/1/2049	4.88%	4,575,000	4,060,175

Anthology West MD #5 - Series B - 2049 (g)	12/15/2049	7.63%	698,000	664,308

Aspen Street MD - Series A - 2050 (g)	12/1/2050	5.13%	4,300,000	3,606,754

Banning Lewis Ranch Regional MD - Series A - 2048	12/1/2048	5.38%	2,500,000	2,494,800

Banning Lewis Ranch Regional MD - Series B - 2041 (g)	12/15/2041	7.75%	625,000	618,406

Base Village MD #2 - Series B – 2048 (g)	12/15/2048	6.50%	3,500,000	2,776,515

Belford North MD - Series A - 2050	12/1/2050	5.50%	4,000,000	3,618,880

Belford North MD - Series B - 2050 (g)	12/15/2050	8.50%	3,475,000	3,366,823

Bennett Crossing MD #1 - Series A - 2049	12/1/2049	6.13%	6,160,000	6,183,408

Bennett Ranch MD #1 - Series A - 2051	12/1/2051	5.00%	3,000,000	2,707,590

Bennett Ranch MD #1 - Series B - 2051 (g)	12/15/2051	7.50%	1,221,000	1,144,773

Bent Grass MD - Series A - 2049	12/1/2049	5.25%	1,690,000	1,649,034

Bradburn MD #2 - Series C - 2051 (g)	12/15/2051	7.50%	3,271,000	3,063,422

Bramming Farm MD #1 - Series A - 2044	12/1/2044	6.00%	1,845,000	1,844,889

Brighton Crossing MD #6 - Series A - 2035	12/1/2035	5.00%	525,000	530,649

Brighton Crossing MD #6 - Series A - 2040	12/1/2040	5.00%	1,545,000	1,546,978

Brighton Crossing MD #6 - Series A - 2050	12/1/2050	5.00%	9,020,000	8,857,099

Broomfield Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,417,000	1,362,644

Buckley Yard MD #2 - Series A - 2052	12/1/2052	6.25%	6,800,000	6,837,400

Buckley Yard MD #2 - Series B - 2052 (g)	12/15/2052	9.25%	1,569,000	1,580,234

CCP MD 3 - Series A - 2053	12/1/2053	5.00%	1,200,000	1,203,072

Canyons MD 5 - Series B - 2054	12/1/2054	6.50%	2,064,000	2,132,752

Castleview MD #2 - Series A - 2050	12/1/2050	5.00%	3,435,000	3,112,866

Castleview MD #1 - Series A - 2050 (g)	12/1/2050	5.00%	4,727,000	3,979,425

Cherry Creek South MD #5 - Series A - 2051 (g)	12/1/2051	6.00%	22,500,000	19,106,775

Cherry Hills City MD - Series A - 2047 (g)	12/1/2047	5.00%	1,375,000	1,262,855

Cielo MD - Series A - 2050 (g)	12/1/2050	5.25%	12,442,000	11,174,533

City Center West Residential MD #2 - Series A - 2049	12/1/2049	5.00%	2,080,000	1,964,435

City Center West Residential MD #2 - Series B - 2049 (g)	12/15/2049	7.75%	1,425,000	1,359,080

Cityset MD #2 - Series A - 2030	12/1/2030	3.50%	4,570,000	4,185,252

Cityset MD #2 - Series A - 2040	12/1/2040	4.38%	8,360,000	7,500,090

Cityset MD #2 - Series A - 2045	12/1/2045	4.50%	3,180,000	2,809,912

Clear Creek Transit MD 2 - Series A - 2041	12/1/2041	5.00%	1,886,000	1,542,729

Clear Creek Transit MD #2 - Series A - 2050	12/1/2050	5.00%	4,100,000	3,154,745

Cloverleaf MD - Series A - 2051	12/1/2051	6.00%	2,330,000	2,362,876

Cloverleaf MD - Series B - 2051 (g)	12/15/2051	9.25%	1,034,000	1,056,862

Colliers Hill MD #3 - Series A - 2040	12/1/2040	5.25%	8,300,000	8,131,095

Colliers Hill MD #3 - Series A - 2048	12/1/2048	5.50%	18,250,000	17,868,393

Colliers Hill MD #3 - Series B - 2043 (g)	12/15/2043	8.50%	2,213,000	2,072,674

Colorado Centre MD - Series B - 2032 (g)(i)	1/1/2032	0.00%	6,592,306	2,966,538

Colorado Centre MD - Series A (PO) - 2027 (e)(i)	1/1/2027	0.00%	2,074,674	1,911,688

Colorado Centre MD - Series A (IO) - 2027 (f)(i)	1/1/2027	9.00%	2,131,449	1,278,869

CECFA Swallow Academy - Series A - 2027 (m)	11/15/2027	5.35%	3,110,000	3,041,114

CECFA Addenbrooke Classical Academy - Series A - 2027 (m)	6/1/2027	4.50%	23,905,000	23,811,531

CECFA Imagine Charter School at Firestone - Series A - 2027 (m)	6/1/2027	4.50%	17,345,000	17,277,181

CECFA Academy Of Advanced Learning - Series A - 2027 (m)	6/1/2027	4.38%	8,420,000	8,157,212

CECFA Chavez/Huerta Preparatory - Series A - 2027 (m)	7/1/2027	4.38%	35,975,000	34,072,642

CECFA Swallows Charter Academy - Series A - 2027 (m)	11/15/2027	4.38%	6,525,000	6,215,650

CECFA Vanguard Classical School - Series A - 2027 (m)	7/1/2027	4.38%	23,685,000	22,732,389

CECFA Third Future School - Series A - 2029 (m)	7/1/2029	4.25%	5,645,000	5,181,037

CECFA Grand Peak Academy - Series A - 2031 (m)	7/1/2031	4.00%	2,150,000	1,915,994

CECFA Grand Peak Academy - Series A - 2041 (m)	7/1/2041	4.25%	5,040,000	3,963,154

CECFA Grand Peak Academy - Series A - 2051 (m)	7/1/2051	4.50%	13,070,000	9,668,533

CECFA Doral Academy - Series A - 2028 (m)	7/15/2028	4.50%	19,405,000	18,500,533

CECFA Civica Career & Collegiate Academy - Series A - 2029 (m)	7/15/2029	4.75%	7,790,000	7,464,300

CECFA Chavez/Huerta Academy - Series A - 2027 (m)	7/1/2027	4.50%	8,220,000	7,808,589

CECFA Mountain Sage Community School - Series A - 2029 (m)	7/1/2029	4.75%	3,945,000	3,893,044

CECFA Mountain Song Community School - Series A - 2029 (m)	7/1/2029	4.75%	5,810,000	5,738,072

CECFA CEC / Aurora Charter School - Series A - 2032 (m)	7/1/2032	5.00%	80,470,000	80,267,216

CECFA CEC / CSEC BC Project - Series A - 2032 (m)	1/1/2032	4.88%	4,060,000	4,050,297

CECFA CEC / CSEC BC Project - Series A - 2037 (m)	1/1/2037	5.00%	3,595,000	3,578,894

CECFA CEC / CSEC BC Project - Series A - 2042 (m)	1/1/2042	5.13%	40,335,000	40,063,545

CECFA Global Village Academy - Senior Bonds - 2029 (m)	6/15/2029	5.85%	11,630,000	11,656,400

CECFA Fort Collins Montessori School - Series A - 2029 (m)	7/1/2029	6.13%	17,790,000	17,856,179

CECFA Colorado Skies Academy - Series A - 2030 (m)	7/1/2030	7.00%	10,595,000	10,800,331

Colorado Crossing MD #2 - Series A - 2047	12/1/2047	5.00%	4,000,000	3,899,680

Colorado Crossing MD #2 - Series A - 2050	12/1/2050	5.00%	4,000,000	3,844,640

700 Kalamath LLC - Series A - 2025 (a)(j)	12/1/2025	0.00%	3,755,000	3,500,000

Hudson Asphalt Terminal Project – Series A – 2034 (m)	10/1/2034	7.25%	10,000,000	10,418,200

Hudson Asphalt Terminal Project – Series B – 2034 (m)	10/1/2031	9.75%	10,000,000	10,250,100

Colorado International Center MD #3 - Series A - 2031	12/1/2031	4.63%	539,000	524,080

Colorado Science & Tech Park MD #1 - Series B - 2039	12/15/2039	4.13%	185,000	182,978

Colorado Science & Tech Park MD #1 - Series B - 2044	12/15/2044	4.50%	215,000	218,517

Colorado Science & Tech Park MD #1 - Series B - 2054	12/15/2054	4.75%	635,000	649,643

Conestoga MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	1,625,000	1,503,856

Conifer MD - Series A - 2030 (j)	12/1/2030	0.00%	10,000,000	4,496,869

Conifer MD - Series A - 2032 (j)	12/1/2032	0.00%	1,450,000	652,046

Conifer MD - Series A - 2033 (j)	12/1/2033	0.00%	1,550,000	697,015

Constitution Heights MD - Series A - 2049	12/1/2049	5.00%	1,758,000	1,688,207

Copperleaf MD #9 - Series A - 2051 (g)	12/1/2051	4.88%	8,175,000	6,733,584

Country Club Highlands MD - Series A - 2037	12/1/2037	7.25%	1,030,000	947,600

Crowfoot Valley Ranch MD #2 - Series B - 2054 (g)	12/15/2054	6.13%	2,750,000	2,745,133

Dakota Ridge MD - Series A - 2052 (g)	12/1/2052	6.00%	2,339,000	2,212,179

Deer Creek Villas MD - Series A - 2055	12/1/2055	5.00%	6,085,000	5,414,007

Denver Intl Business Center MD #1 - Series B - 2048 (g)	12/1/2048	6.00%	4,578,000	4,684,301

E86 MD - Series A - 2051 (g)	12/1/2051	5.13%	4,060,000	3,507,678

Eagle Brook MD - Series A - 2051 (g)	12/1/2051	5.00%	1,600,000	1,444,880

Erie Highlands MD #2 - Series A - 2048	12/1/2048	5.25%	6,000,000	6,032,220

Erie Highlands MD #2 - Series B - 2048 (g)	12/15/2048	7.63%	1,819,000	1,774,889

Fitzsimons Village MD #1 - Series A - 2049	12/1/2049	5.00%	1,037,000	1,005,600

Fitzsimons Village MD #1 - Series B - 2049 (g)	12/15/2049	7.00%	611,000	569,849

Fitzsimons Village MD #3 - Series A - 2026	12/1/2026	4.00%	1,640,000	1,636,228

Fitzsimons Village MD #3 - Series A - 2031	12/1/2031	4.00%	500,000	494,200

Fitzsimons Village MD #3 - Series A - 2041	12/1/2041	4.00%	4,445,000	4,050,240

Fitzsimons Village MD #3 - Series A - 2055	12/1/2055	4.25%	9,660,000	8,153,813

Flying Horse MD #2 - Series B - 2050 (g)(m)	12/15/2050	7.25%	15,405,000	14,638,909

Flying Horse MD #3 - Series A - 2049 (g)	12/1/2049	6.00%	2,965,000	2,988,335

Gold Hill North BID - Series A - 2054	12/1/2054	5.60%	3,600,000	3,570,444

Golden Eagle Acres MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	2,759,000	2,233,576

Green Gables MD #3 - Series B – 2053 (g)	12/15/2053	8.25%	2,984,000	3,131,350

Green Valley Ranch East MD #6 - Series A - 2050	12/1/2050	5.88%	3,325,000	3,342,988

Greenspire MD #1 - Series A - 2051	12/1/2051	5.13%	1,925,000	1,790,192

Greenways MD #1 - Series A - 2051 (g)	12/1/2051	4.63%	6,845,000	4,979,395

Hess Ranch MD #6 - Series A - 2049	12/1/2049	5.00%	5,000,000	4,632,050

Hidden Creek MD - Series A - 2045 (g)	12/1/2045	4.63%	3,430,000	2,876,638

Highlands Mead MD - Series A - 2050	12/1/2050	5.13%	1,395,000	1,298,340

Hogback MD - Series A - 2041	12/1/2041	5.00%	725,000	674,758

Hogback MD - Series A - 2051	12/1/2051	5.00%	1,550,000	1,381,407

Horizon MD #2 - Series A - 2051 (g)	12/1/2051	4.50%	11,657,000	8,607,063

Hunter's Overlook MD #7 - Series A - 2051 (g)	12/1/2051	5.50%	3,525,000	3,317,307

Hyland Village MD - Series A - 2027	12/1/2027	10.00%	4,770,000	4,102,200

Independence MD 3 - Series A - 2054	12/1/2054	5.38%	4,500,000	4,465,440

Indy Oak Tod MD - Series A - 2050	12/1/2050	5.50%	1,060,000	1,101,478

Indy Oak Tod MD - Series B - 2050 (g)	12/15/2050	8.00%	736,000	768,340

Inspiration MD - Series B - 2036 (g)	12/15/2036	5.00%	732,000	668,784

Jay Grove MD - Series A - 2051 (g)	12/1/2051	4.25%	2,450,000	1,957,330

Jefferson Center MD #1 - Series B - 2050 (g)	12/15/2050	5.75%	14,414,000	14,564,482

Karl's Farm MD #2 - Series A - 2040	12/1/2040	5.38%	1,155,000	1,205,912

Karl's Farm MD #2 - Series A - 2050	12/1/2050	5.63%	3,030,000	3,168,501

Karl's Farm MD 2 - Series B - 2049 (g)	12/15/2044	6.20%	567,000	577,558

The Lakes MD #4 - Series A - 2061 (g)	12/1/2061	5.50%	20,080,000	17,172,215

Lanterns MD #2 - Series A - 2050 (g)	12/1/2050	4.50%	12,492,000	9,911,777

Legato Community Authority - Series A - 2036	12/1/2036	4.00%	2,130,000	1,816,251

Legato Community Authority - Series A - 2046	12/1/2046	5.00%	1,000,000	894,260

Legato Community Authority - Series A - 2051	12/1/2051	5.00%	2,500,000	2,185,175

Loretto Heights Community Authority - Series A - 2051 (g)	12/1/2051	4.88%	12,750,000	10,389,210

Marin MD - Series A - 2028 (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650

Mayfield MD - Series A - 2050	12/1/2050	5.75%	1,182,000	1,187,508

Mayfield MD - Series B - 2050 (g)	12/15/2050	8.25%	622,000	617,522

Mayfield MD - Series C - 2050	12/15/2050	3.00%	766,000	316,718

Meadows MD #1 - Series A - 2029 (k)	6/1/2029	8.00%	30,730,000	30,493,994

Meadows MD #2 - Series A - 2029 (k)	6/1/2029	8.00%	23,830,000	23,646,986

Meadows MD #7 - Series A - 2029 (k)	6/1/2029	8.00%	15,440,000	15,321,421

Meadowlark MD - Series A - 2040	12/1/2040	4.88%	1,032,000	1,043,404

Meadowlark MD - Series A - 2050	12/1/2050	5.13%	1,505,000	1,524,369

Mineral BID - Series A - 2054 (m)	12/1/2054	5.75%	1,750,000	1,771,315

Mirabelle MD #2 - Series A - 2049	12/1/2049	5.00%	1,250,000	1,252,150

Mirabelle MD #2 - Series B - 2049 (g)	12/15/2049	7.38%	1,473,000	1,441,124

Monument Junction MD #1 - Series A - 2051 (g)	12/1/2051	5.75%	12,258,000	11,082,826

Mount Carbon MD - Series C - 2043	6/1/2043	0.00%	521,078	521,432

Mountain Brook MD - Series A - 2051	12/1/2051	4.75%	7,740,000	6,225,282

Mountain Brook MD - Series A - 2041	12/1/2041	4.50%	1,000,000	840,930

Mountain Shadows MD - Series A - 2035	12/1/2035	5.00%	488,000	488,820

Muegge Farms MD #1 - Series A - 2051 (g)	12/1/2051	5.00%	6,300,000	5,556,600

Muegge Farms MD #3 - Series A - 2051 (g)	12/1/2051	5.50%	10,431,000	9,369,333

Murphy Creek MD #5 - Series A - 2052	12/1/2052	6.00%	2,645,000	2,663,462

Newlin Crossing MD - Series A - 2054 (m)	12/1/2054	5.38%	1,150,000	1,159,396

Newlin Crossing MD - Series B - 2054 (g)(m)	12/1/2054	7.75%	604,000	606,042

Nine Mile MD - Series A - 2030	12/1/2030	4.63%	1,125,000	1,136,700

Nine Mile MD - Series A - 2040	12/1/2040	5.13%	2,500,000	2,524,825

North Range MD #3 - Series A - 2040	12/1/2040	5.00%	2,000,000	2,008,920

Painted Prairie Improvement Authority - Series A - 2029	12/1/2029	4.00%	1,000,000	953,950

Parkdale Community Authority - Series A - 2040	12/1/2040	5.00%	3,140,000	3,035,407

Parkdale Community Authority - Series A - 2050	12/1/2050	5.25%	5,620,000	5,282,013

Parkdale Community Authority - Series B - 2050 (g)	12/15/2050	7.75%	2,424,000	2,286,462

Parkdale Community Authority MD #2 - Series B - 2053 (g)	12/15/2053	9.00%	1,391,000	1,392,349

Parker Automotive MD - Series A - 2045	12/1/2045	5.00%	1,819,000	1,873,806

Pioneer Community Authority - Series B - 2050 (g)	12/15/2050	6.75%	24,592,000	23,368,302

The Plaza MD #1 - Series A - 2040 (m)	12/1/2040	5.00%	7,850,000	7,847,724

Powhaton Community Authority - Series A - 2051 (g)	12/1/2051	5.00%	7,450,000	6,598,242

Pronghorn Valley MD - Series A - 2041	12/1/2041	3.75%	515,000	453,509

Pronghorn Valley MD - Series A - 2051	12/1/2051	4.00%	4,400,000	3,756,764

PFA / Monument Academy - Series A - 2026 (m)	6/1/2026	5.00%	28,165,000	27,883,632

Reata Ridge Village MD #2 - Series A - 2049	12/1/2049	5.00%	1,760,000	1,692,486

Remuda Ridge MD - Series A - 2051 (g)	12/1/2051	5.63%	5,520,000	5,000,623

Reserve MD #2 - Series A - 2045	12/1/2045	5.00%	500,000	482,495

Ritoro MD - Series B - 2049 (g)	12/15/2049	8.50%	2,190,000	2,243,305

Riverdale Peaks II MD - Series A - 2025	12/1/2025	6.40%	930,000	837,000

Riverdale Peaks II MD - Series A - 2035	12/1/2035	6.50%	1,135,000	1,021,500

Riverpark MD - Series A - 2054	12/1/2054	6.38%	1,415,000	1,451,719

Riverview MD - Series A - 2041	12/1/2041	5.00%	1,105,000	1,072,944

Riverview MD - Series A - 2051	12/1/2051	5.00%	2,075,000	1,899,331

Rock Creek MD - Series A - 2041	12/1/2041	4.50%	2,230,000	1,885,777

Rock Creek MD - Series A - 2050	12/1/2050	4.75%	3,880,000	3,130,656

Rock Creek MD - Series A - 2031 (g)	12/1/2031	4.00%	3,432,000	3,150,439

Rose Farm Acres MD - Series A - 2050	12/1/2050	5.00%	2,935,000	2,708,213

Rose Farm Acres MD - Series B - 2050 (g)	12/15/2050	8.75%	910,000	882,245

RRC MD #2 - Series A - 2051 (g)	12/1/2051	5.25%	5,625,000	4,964,231

Sabell MD - Series A - 2050 (g)	12/1/2050	5.00%	1,053,000	1,050,462

Sabell MD - Series B - 2050 (g)	12/15/2050	8.25%	605,000	606,573

Scott Gulch MD - Series A - 2053 (m)	12/1/2053	6.50%	3,160,000	3,217,354

Scott Gulch MD - Series B - 2053 (g)(m)	12/15/2053	8.75%	694,000	704,889

Silver Peaks East MD - Series A - 2051 (g)	12/1/2051	5.00%	5,410,000	4,838,163

64th Avenue ARI Authority - Series A - 2043 (g)	12/1/2043	6.50%	5,000,000	5,006,650

Sky Dance MD #2 - Series A - 2054	12/1/2054	0.00%	2,500,000	2,514,400

Solitude MD - Series A - 2026 (j)	12/1/2026	7.00%	3,520,000	2,820,968

Southlands MD #1 - Series A - 2037	12/1/2037	5.00%	500,000	502,145

Southlands MD #1 - Series A - 2047	12/1/2047	5.00%	3,000,000	2,996,610

Southshore MD #2 - Series B - 2041 (g)	12/15/2041	4.13%	9,690,000	9,631,376

Spring Hill MD #3 - Series A - 2052	12/1/2052	6.75%	1,220,000	1,252,623

Spring Valley MD #4 - Series A - 2040	12/1/2040	5.00%	1,410,000	1,331,195

Spring Valley MD #4 - Series A - 2050	12/1/2050	5.12%	1,775,000	1,605,079

Spring Valley MD #4 - Series B - 2050 (g)	12/15/2050	7.63%	2,811,000	2,634,160

STC MD #2 - Series A - 2025	12/1/2025	3.00%	555,000	549,222

STC MD #2 - Series A - 2029	12/1/2029	4.00%	1,615,000	1,591,615

STC MD #2 - Series A - 2038	12/1/2038	5.00%	15,160,000	14,935,632

STC MD #2 - Series B - 2049 (g)	12/15/2049	8.00%	3,954,000	3,838,385

Sterling Ranch Community Authority - Series A - 2054	12/1/2054	6.50%	1,000,000	1,040,000

Sterling Ranch MD # 4/B - Series A - 2054	12/1/2054	5.75%	2,305,000	2,333,075

Sterling Ranch MD #2 - Series A - 2032	12/1/2032	5.25%	1,340,000	1,349,514

Sterling Ranch MD #2 - Series A - 2042	12/1/2042	5.50%	5,645,000	5,654,088

Sterling Ranch MD #2 - Series A - 2051	12/1/2051	5.75%	11,750,000	11,810,395

Stone Ridge MD #2 - Series A - 2031	12/1/2031	0.00%	11,896,000	1,903,360

Third Creek MD #1 - Series A - 2037	12/1/2037	4.50%	1,130,000	999,711

Third Creek MD #1 - Series A - 2042	12/1/2042	4.50%	3,140,000	2,638,511

Third Creek MD #1 - Series A - 2051	12/1/2051	4.75%	7,390,000	5,984,644

Thompson Crossing MD #4 - Series A - 2039	12/1/2039	5.00%	1,410,000	1,417,501

Thompson Crossing MD #4 - Series A - 2049	12/1/2049	5.00%	1,315,000	1,278,759

Trailside MD 4 - Series B - 2051 (g)	12/15/2051	7.00%	3,249,000	3,189,641

Trailside MD #6 - Series A - 2053 (g)	12/1/2053	7.75%	2,181,000	2,214,958

Valagua MD - Series A - 2037	12/1/2037	0.00%	11,500,000	2,300,000

Villages At Murphy Creek MD #1 - Series A - 2051 (g)	12/1/2051	5.50%	12,358,000	10,984,285

Vincent Village MD - Series A - 2051	12/1/2051	5.00%	1,970,000	1,745,972

Water Valley MD #3 - Series A - 2054	12/1/2054	5.25%	600,000	607,062

Waterfall MD #1 - Series A - 2052	12/1/2052	5.25%	2,265,000	2,177,888

Westcreek MD #2 - Series A - 2048	12/1/2048	5.38%	1,284,000	1,285,798

Westerly MD #4 - Series A - 2031	12/1/2031	4.13%	600,000	554,862

Westerly MD #4 - Series A - 2040	12/1/2040	5.00%	2,255,000	2,092,911

Westerly MD #4 - Series A - 2050	12/1/2050	5.00%	5,250,000	4,692,503

White Buffalo MD #3 - Series A - 2050	12/1/2050	5.50%	4,780,000	4,640,806

Woodmen Heights MD #2 - Series C - 2040 (g)	12/15/2040	7.50%	3,358,000	3,196,379

Wyndham Hill MD #2 - Series B - 2049 (g)	12/15/2049	7.63%	9,600,000	9,273,792

Colorado (amortized cost $1,173,694,589)			1,238,655,507	1,126,833,795

Colorado Municipal Bonds (amortized cost $1,173,694,589)			$1,238,655,507	$1,126,833,795

Other Municipal Bonds 6.6%
South Dakota 59.3%
Flandreau Santee Sioux Tribe / Healthcare - Series A - 2036 (m)	1/1/2036	5.75%	$6,055,000	$4,622,084

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2026 (m)	1/1/2026	5.00%	1,190,000	1,155,216

Flandreau Santee Sioux Tribe / Healthcare - Series A - 2031 (m)	1/1/2031	5.50%	3,565,000	3,019,876

Flandreau Santee Sioux Tribe / Gaming - Series B - 2038 (g)(m)	1/1/2038	6.00%	6,120,000	5,275,195

Flandreau Santee Sioux Tribe / Gaming - Series C - 2038 (m)	1/1/2038	6.00%	5,450,000	4,697,682

Flandreau Santee Sioux Tribe / Gaming - Series A - 2026 (m)	1/1/2026	8.28%	1,115,000	1,096,725

Flandreau Santee Sioux Tribe / Gaming - Series A - 2027 (m)	1/1/2027	8.28%	1,205,000	1,170,079

Flandreau Santee Sioux Tribe / Gaming - Series A - 2028 (m)	1/1/2028	8.28%	1,305,000	1,255,266

Flandreau Santee Sioux Tribe / Gaming - Series A - 2033 (m)	1/1/2033	8.28%	8,670,000	8,144,685

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2026 (m)	7/1/2026	5.75%	785,000	760,327

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2027 (m)	7/1/2027	5.75%	830,000	788,135

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2028 (m)	7/1/2028	5.75%	875,000	816,734

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2029 (m)	7/1/2029	5.75%	930,000	853,266

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2030 (m)	7/1/2030	5.75%	980,000	884,303

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2031 (m)	7/1/2031	5.75%	1,040,000	924,217

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2032 (m)	7/1/2032	5.75%	1,095,000	958,683

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2033 (m)	7/1/2033	5.75%	1,160,000	1,001,335

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2034 (m)	7/1/2034	5.75%	1,225,000	1,044,104

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2035 (m)	7/1/2035	5.75%	1,300,000	1,094,938

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2040 (m)	7/1/2040	6.00%	7,730,000	6,224,660

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2045 (m)	7/1/2045	6.25%	10,395,000	8,143,755

Oglala Sioux Tribe / Healthcare - Series A - 2028 (m)	7/1/2028	5.50%	1,800,000	1,700,550

Oglala Sioux Tribe / Healthcare - Series A - 2037 (m)	7/1/2037	6.00%	9,270,000	7,644,042

Oglala Sioux Tribe / Healthcare - Series B - 2041 (m)	9/1/2041	6.50%	5,700,000	4,724,274

Oglala Sioux Tribe - Series C - 2026 (m)	10/1/2026	8.00%	800,000	793,552

Oglala Sioux Tribe - Series A - 2027 (m)	10/1/2027	4.50%	2,370,000	2,215,642

South Dakota (amortized cost $82,960,000)			82,960,000	71,009,326

Utah 30.8%
Coral Canyon IFD - Series A - 2053	12/1/2053	5.50%	13,545,000	13,545,000

Fields Estate PID - Series A - 2055 (m)	12/1/2053	6.13%	825,000	831,452

Fields Estate PID - Series B - 2053 (m)	3/15/2055	8.75%	504,000	505,285

Fields Estate PID - Series A2 - 2053 (g)(m)	12/1/2053	5.25%	2,750,000	2,725,663

Ares Strategic Mining - Series A - 2034 (m)	12/15/2034	10.00%	10,000,000	9,279,600

Ares Strategic Mining / Taxable - Series A - 2025 (m)	12/15/2025	12.00%	500,000	477,015

Pointe West PID - Series A - 2053	12/15/2053	5.50%	3,090,000	3,081,008

Range IFD - Series A - 2053	12/1/2053	5.50%	6,515,000	6,440,403

Utah (amortized cost $36,729,000)			37,729,000	36,885,426

Puerto Rico 8.3%
Puerto Rico - Series A - 2027	7/1/2027	5.63%	102,175	105,889

Puerto Rico - Series A - 2029	7/1/2029	5.63%	100,517	107,074

Puerto Rico - Series A - 2031	7/1/2031	5.75%	97,632	106,769

Puerto Rico - Series A - 2033	7/1/2033	4.00%	92,580	91,173

Puerto Rico - Series A - 2035	7/1/2035	4.00%	83,217	81,123

Puerto Rico - Series A - 2037	7/1/2037	4.00%	71,422	68,875

Puerto Rico - Series A - 2041	7/1/2041	4.00%	97,107	91,817

Puerto Rico - Series A - 2046	7/1/2046	4.00%	100,990	93,783

Puerto Rico - Series A - 2033	7/1/2033	4.64%	119,142	80,597

Puerto Rico - Series A - 2043	7/1/2043	3.00%	383,020	234,600

Puerto Rico / Sales Tax - Series A - 2034	7/1/2034	4.50%	277,000	277,507

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.55%	140,000	140,034

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.75%	1,028,000	1,012,652

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	5.00%	2,600,000	2,590,276

Puerto Rico / Sales Tax - Series A - 2027	7/1/2027	4.41%	267,000	241,654

Puerto Rico / Sales Tax - Series A - 2029	7/1/2029	4.69%	260,000	218,148

Puerto Rico / Sales Tax - Series A - 2031	7/1/2031	4.96%	336,000	258,256

Puerto Rico / Sales Tax - Series A - 2033	7/1/2033	5.20%	378,000	266,157

Puerto Rico / Sales Tax - Series A - 2046	7/1/2046	5.97%	3,597,000	1,157,083

Puerto Rico / Sales Tax - Series A - 2051	7/1/2051	6.02%	2,930,000	684,243

Puerto Rico / Sales Tax - Series A - 2040	7/1/2040	4.33%	1,424,000	1,404,477

Puerto Rico / Sales Tax - Series A - 2053	7/1/2053	4.54%	43,000	41,917

Puerto Rico / Sales Tax - Series A - 2058	7/1/2058	4.78%	571,000	560,785

Puerto Rico (amortized cost $8,958,014)			15,098,802	9,914,889

Washington 1.4%
Tacoma / Local Improvement District #65 - Series A - 2043	4/1/2043	5.75%	1,750,000	1,733,970

Washington (amortized cost $1,638,630)			1,750,000	1,733,970

California 0.2%
Freddie Mac – 2035 (g)(j)	8/15/2035	6.50%	247,806	260,336

California (amortized cost $247,806)			247,806	260,336

Other Municipal Bonds (amortized cost $130,533,450)			$137,785,609	$119,803,946

Short-Term Municipal Bonds 3.4%
Colorado 87.0%
Boulder College of Massage - Series A - 2031 (a)(j)	10/15/2031	0.00%	$4,315,000	$2,031,918

Broomfield URA / Event Center - Series A - 2030 (LOC 2)	12/1/2030	3.60%	5,935,000	5,935,000

CECFA Monarch Montessori - Series A - 2025 (m)	5/15/2025	4.75%	8,175,000	8,141,646

CHFA / Ready Foods - Series A - 2032 (LOC 1)	1/1/2032	3.65%	3,975,000	3,975,000

Colorado Springs Utilities - Series A - 2041 (LOC 1)	11/1/2041	3.65%	1,100,000	1,100,000

Jeffco Business Center MD #1 - Series A - 2025 (j)	5/1/2025	8.00%	1,006,000	1,050,304

Sheridan Redevelopment Agency / Santa Fe - Series A - 2029 (LOC 3)	12/1/2029	3.60%	31,660,000	31,660,000
Colorado (amortized cost $55,660,000)			56,166,000	53,893,868

Oregon 9.4%
Multnomah County Hospital - Series A - 2024 (m)	10/1/2025	5.45%	5,815,000	5,815,000
Oregon (amortized cost $5,815,000)			5,815,000	5,815,000

South Dakota 3.6%
Flandreau Santee Sioux Tribe / Gaming - Series A - 2025 (m)	1/1/2025	8.28%	1,030,000	1,030,000

Flandreau Santee Sioux Tribe / Healthcare NH - Series A - 2025 (m)	7/1/2025	5.75%	740,000	731,268

Lower Brule Sioux Tribe - Series A - 2025 (m)	3/1/2025	5.88%	445,000	441,965

South Dakota (amortized cost $2,215,000)			2,215,000	2,203,233

Puerto Rico 0.1%
Puerto Rico - Series A - 2025	7/1/2025	5.38%	51,483	51,784

Puerto Rico (amortized cost $54,995)			51,483	51,784

Short-Term Municipal Bonds (amortized cost $63,744,995)			$64,247,483	$61,963,885

Colorado Capital Appreciation and Zero Coupon Bonds 2.0%
Colorado 100.0%
Bella Mesa MD - Series A CABs - 2049 (m)	12/1/2049	6.75%	$7,565,000	$7,138,712

Colorado International Center MD #7 - Series A CABs - 2027	12/1/2027	5.25%	21,285,000	13,245,017

Conifer MD - Series B - 2031 (a)(j)	12/1/2031	0.00%	7,470,000	2,330,640

Lanterns MD #3 - Series A CABs - 2053	12/1/2053	8.00%	2,250,000	1,782,495

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	710,000	101,468

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	3,122,000	446,174

PV ERU Holding Trust - Series A CABs - 2039 (a)(j)(m)	2/14/2039	0.00%	13,168,000	1,881,875

PV ERU Holding Trust - Series A CABs – 2039 (a)(j)(m)	12/15/2037	0.00%	14,000,000	2,000,778

Parkdale Community Authority MD #2 - Series A CABs – 2053	12/1/2027	7.75%	5,670,000	4,417,497

Third Creek MD #1 - Series A CABs - 2026	12/1/2026	5.25%	2,285,000	1,642,458

Westerly MD #4 - Series A CABs - 2050	12/1/2026	5.20%	1,000,000	752,500

Colorado (amortized cost $46,428,852)			78,525,000	35,739,614

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $46,428,852)			$78,525,000	$35,739,614

Colorado Taxable Certificates/Notes/Bonds 0.5%
Colorado 100.0%
CECFA Colorado Skies Academy / Taxable - Series A2 – 2030 (j)	7/1/2030	8.00%	$935,000	$935,000

Colliers Hill MD #2 / Taxable - Series B - 2047 (g)	12/15/2047	6.00%	2,250,000	2,216,408

CECFA CEC / Aurora Charter School / Taxable - Series B – 2029 (m)	7/1/2029	6.00%	1,960,000	1,920,624

CECFA CEC / Aurora Charter School / Taxable - Series A - 2031 (m)	7/1/2031	6.13%	1,960,000	1,874,211

CECFA Colorado Skies Academy / Taxable - Series A1 – 2030	7/1/2030	7.50%	500,000	509,720

Woodmen Heights MD #2 / Taxable - Series B - 2040 (g)	12/15/2040	6.25%	1,733,000	1,664,443

Tabernash Pole Creek Note – 2025 (a)(j)	12/31/2025	0.00%	227,347	190,000
Colorado (amortized cost $9,565,347)			9,565,347	9,310,404

Colorado Taxable Certificates/Notes/Bonds (amortized cost $9,565,347)			$9,565,347	$9,310,404

Other Assets 0.1%
Utah 100.0%

Ares Strategic Mining - Equity	12/15/2034	0.00%	$6,780,500	$994,021
Utah (amortized cost $1,000,000)			6,780,500	994,021

Other Assets (amortized cost $1,000,000)			$6,780,500	$994,021

Total investments, at value (amortized cost $1,424,967,233)	74.1%			$1,354,645,666

Other assets net of liabilities	25.9%			472,382,732

Net Assets	100.0%			$1,827,028,398

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments (unaudited) - (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see "Defaulted or Non-Income Producing Investments" note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at December 31, 2024. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at December 31, 2024.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,798,429 and a value of $6,157,095 or less than 1.0% of net assets, as of December 31, 2024.

(j)	Securities valued at fair value (see "Investment Valuation and Risk" notes to the Schedule of Investments).

(k)	See "Purchase Accrued Interest" notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)	The Fund is not a party to any forbearance agreements as of December 31, 2024.

(m)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $542,563,457 representing 29.70% of net assets.

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Schedule of Investments - (unaudited) - (Continued)

December 31, 2024

(LOC)	These securities are Variable Rate Demand Obligations ("VRDO") with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see "Investment Transactions" notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.
1. US Bank, N.A.
2. BNP Paribas
3. JP Morgan Chase Bank N.A.
4. Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:
CABs-Capital Appreciation Bonds
CONV-Convertible
I/O-Interest Only
L/D-Local Improvement District
MD-Metropolitan District
P/O-Principal Only

COLORADO BONDSHARES - A TAX-EXEMPT FUND

Notes to Schedule of Investments

December 31, 2024 (unaudited)

Defaulted or Non-income Producing Investments

 The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $64,252,347 and such bonds have a value of $14,056,502 or 0.77% of net assets, as of December 31, 2024. These securities have been identified in the accompanying Schedule of Investments.

 The Fund is not a party to any forbearance agreements as of December 31, 2024.

Investment Valuation and Risk

 The fair value of securities for which there is no last sales price is determined either by an independent pricing service or management, considering market transactions and dealer quotes of comparable securities as well as proprietary pricing models.

 Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

 Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund concentrates its investments in and the majority of the Fund's shareholders are located within Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Company does not have any significant concentrations within any one shareholder.

 Accounting Standards Codification ("ASC") 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

 Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

 Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

 Level 3 Inputs: Significant unobservable inputs for the asset or liability including management's own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

 The following table summarizes the valuation of the Fund's investments as defined by ASC 820 hierarchy levels as of December 31, 2024:

Valuation Inputs Summary

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Total Securities December 31, 2024

Level 1 Securities	$-	$-	$-	$-	$-	$994,021	$994,021
Level 2 Securities	1,113,093,248	119,543,610	58,881,663	28,978,679	8,185,404	-	1,328,682,604
Level 3 Securities	13,740,549	260,336	3,082,222	6,760,934	1,125,000	-	24,969,041

Totals	$1,126,833,797	$119,803,946	$61,963,885	$35,739,613	$9,310,404	$994,021	$1,354,645,666

Purchase Accrued Interest

 Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (98.1% of the December 31, 2024 balance of $92,156,671). Approximately $263,540,643 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $101,866,356 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

 Variable Rate Demand Obligations ("VRDO") purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On December 31, 2024 the interest rates paid on these obligations ranged from 3.60% to 3.65%.

Income Tax Information

 At December 31, 2024 the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Colorado Municipal Bonds	Other Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/Notes/Bonds	Other Assets	Totals

Cost of investments	$1,173,694,589	$130,533,450	$63,744,995	$46,428,852	$9,565,347	$1,000,000	$1,424,967,233
Gross unrealized appreciation	$16,640,728	$1,369,751	$550,304	$1,595,122	$9,720	-	$20,165,625
Gross unrealized depreciation	(63,501,521)	(12,099,255)	(2,331,414)	(12,284,360)	(264,663)	(5,978)	(90,487,191)

Net unrealized appreciation (depreciation) of investments	($46,860,793)	($10,729,504)	($1,781,110)	($10,689,238)	($254,943)	($5,978)	($70,321,566)

Litigation

The Fund is periodically involved in various legal proceedings. As of December 31, 2024, the Fund has a litigation payable of $10,602 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s 2024 shareholder report on Form N-CSR filed with the Securities and Exchange Commission (“SEC”) on December 4, 2024. The Bonds were issued in 2008 pursuant to a trust indenture (the “Trust Indenture”) between the District, as issuer and UMB Bank, N.A. (“UMB”), as trustee (the “Trustee”). The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of December 31, 2024, is set forth in the schedule of investments.

On about June 24, 2022, the District filed an Amended Complaint for Declaratory and Injunctive Relief (the “Complaint”) against the Fund and the Trustee with the District Court, Arapahoe County, Colorado (the “Court”). The Complaint also names Century at Landmark, LLC, a Colorado limited liability company (“Century”) as an “Interested Party” in the Complaint on the grounds that Century is the owner of the real property remaining in the District. In the Complaint, the District has asserted a single claim for relief for declaratory judgment. In essence, based on the rulings in Landmark Towers Association, Inc. v. UMB Bank, N.A. and Colorado BondShares (District Court, Arapahoe County, Colorado Case No. 11CV1076) (the “Landmark Litigation”), the District has requested that the Court declare that the Fund and the Trustee cannot compel the District to impose a tax levy on Century’s parcel of real property within the District and that, further, the Court enjoin the Fund and the Trustee from attempting to compel the District to impose the Required Mill Levy (as such term is defined in the Trust Indenture) on Century’s parcel of real property within the District. In response, the Fund and the Trustee filed Amended Counterclaims for breach of the District’s resolution authorizing public debt in accordance with, and as required by, the Colorado Constitution (the “Bond Resolution”), declaratory judgment for breach of the Bond Resolution, declaratory judgment that the District has violated Colo. Const. art. XI, section 6 and the Bond Resolution, breach of the Trust Indenture, declaratory judgment that the District has violated the Trust Indenture, promissory estoppel and unjust enrichment (the collectively, the “Counterclaims”). The Counterclaims seek a judgment in the full amount due and owing on the Bonds with accrued interest along with a declaration that the District is obligated to impose the Required Mill Levy under the terms of the Trust Indenture.

On October 16 and 17, 2023, the Court held a two-day non-jury trial on all remaining issues presented in the Complaint and the Counterclaims. On May 2, 2024, the Court issued Findings of Fact and Conclusions of Law and Orders After Trial to Court finding in favor of the District and against the Fund, which precludes the Fund from seeking repayment of the amounts owed. The Fund filed a Notice of Appeal to the Colorado Court of Appeals on June 18, 2024. The Fund expects oral argument on the appeal to occur in or around April 2025 with a decision in mid-2025. At this point, it is impossible to determine the direction, cost, duration or ultimate outcome of these matters.